Offerings	Jun. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	28,286,849
Proposed Maximum Offering Price per Unit	31.29
Maximum Aggregate Offering Price	$ 885,095,505.21
Fee Rate	0.01381%
Amount of Registration Fee	$ 122,231.69
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) of the Securities Act of 1933, as amended (the "Securities Act"), as adjusted for fees previously paid. The proposed maximum offering price per share is based on a third-party valuation of QumulusAI, Inc. Pursuant to Rule 416 under the Securities Act, QumulusAI, Inc. is also registering such additional indeterminate number of shares of common stock as may become issuable as a result of stock splits or stock dividends.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Maximum Aggregate Offering Price	$ 350,000,000.00
Amount of Registration Fee	$ 48,335.00
Offering Note	The fees previously paid were paid in connection with the initial Registration Statement on Form S-1 filed on December 31, 2025 and based on a then current third-party valuation.